Provisions for Product Warranty - Disclosure of Product Warranty (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions for product warranty	$ 8,050	$ 15,630
Current	4,812	6,480
Non-current	3,238	9,150
Provisions for product warranty	$ 8,050	$ 15,630